Equity Method Accounted Investees - Summary of Equity Accounted Investees (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)		Dec. 31, 2021 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2020 MXN ($)
Equity Method Accounted Investees
Economic ownership percentage	14.80%		14.80%
Carrying Value	$ 5,317	[1]	$ 107,299	$ 103,669	$ 98,270
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”)
Equity Method Accounted Investees
Economic ownership percentage	36.40%		36.40%
Carrying Value			$ 3,348	3,632
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”)
Equity Method Accounted Investees
Economic ownership percentage	26.50%		26.50%
Carrying Value			$ 178	157
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”)
Equity Method Accounted Investees
Economic ownership percentage	35.00%		35.00%
Carrying Value			$ 102	100
Jugos del Valle, S.A.P.I. de C.V.
Equity Method Accounted Investees
Economic ownership percentage	29.30%		28.80%
Carrying Value			$ 2,128	2,267
Leao Alimentos e Bebidas, L.T.D.A.
Equity Method Accounted Investees
Economic ownership percentage	25.10%		24.70%
Carrying Value			$ 404	388
TROP Frutas do Brasil S.A. (“TROP”)
Equity Method Accounted Investees
Economic ownership percentage	23.90%		23.60%
Carrying Value			$ 55	13
Alimentos de Soja S.A.U.
Equity Method Accounted Investees
Economic ownership percentage	10.70%		10.70%
Carrying Value			$ 263	282
Other investments in Coca-Cola FEMSA
Equity Method Accounted Investees
Carrying Value			$ 116	94
Raizen Conveniências
Equity Method Accounted Investees
Economic ownership percentage	50.00%		50.00%
Carrying Value			$ 2,567	2,371
Dispensadoras de Café, S.A.P.I. de C.V.
Equity Method Accounted Investees
Ownership Percentage, Joint venture	50.00%		50.00%
Carrying Value			$ 183	189
Fountain Agua Mineral, L.T.D.A.
Equity Method Accounted Investees
Ownership Percentage, Joint venture	50.00%		50.00%
Carrying Value			$ 699	752
Planta Nueva Ecología De Tabasco, S.A. de C.V.
Equity Method Accounted Investees
Ownership Percentage, Joint venture	50.00%		50.00%
Carrying Value			$ 18	578
Other investments
Equity Method Accounted Investees
Carrying Value			$ 889	564
Heineken investment
Equity Method Accounted Investees
Economic ownership percentage	14.76%		14.76%
Carrying Value			$ 96,349	$ 92,282
Heineken Company
Equity Method Accounted Investees
Economic ownership percentage	8.63%		8.63%
Heineken Holding N.V.
Equity Method Accounted Investees
Economic ownership percentage	12.26%		12.26%

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3